Provisions - Others (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Statement [Line Items]
Asset recognised for expected reimbursement, other provisions	₩ 122,100.0
Platform Asia [Member]
Statement [Line Items]
Provision used	85.0
New provisions	35.7
Heritage DLS [Member]
Statement [Line Items]
Provision used	22.3
New provisions	22.3
Gen2 DLS [Member]
Statement [Line Items]
Provision used	90.2
New provisions	₩ 12.6